Other Accounts Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Other Accounts Payable [abstract]
Employee and payroll accruals		$ 972	$ 1,216
Accrued expenses		2,266	1,620
Tax payable			1
Liabilities to related parties	[1]	102	128
Lease liabilities		429	414
Other accounts payable, total		$ 3,769	$ 3,379

[1]	A current non-interest bearing account